Consolidated Statements of Equity and Comprehensive (Loss) Income (USD $) In Thousands, except Per Share data	Total	Preferred Stock	Common Shares	Additional Paid-in Capital	Additional Paid-in Capital Preferred Stock	Series A Preferred Shares	Series A Preferred Shares Preferred Stock	Accumulated Other Comprehensive Loss	Noncontrolling Interests in Consolidated Partnerships	Dividends in Excess of Accumulated Earnings	Comprehensive (Loss) Income
Balance at Dec. 31, 2008	$ 365,293			$ 484,825				$ (3,823)		$ (115,736)
Balance, Par Value at Dec. 31, 2008			$ 27
Net (loss) income	4,056									4,056	4,056
Other comprehensive income (loss)	1,314							1,314			1,314
Total comprehensive (loss) income	5,370										5,370
Attributable to noncontrolling interests	(156)							(32)		(124)	(156)
Total comprehensive income attributable to common shareholders	5,214										5,214
Dividends paid to common shareholders	(26,529)									(26,529)
Acquisition of partnership units	1			1
Shares issued in exchange for Operating Partnership units	483			483
Restricted stock expense	2,906			2,906
Stock option expense	207			207
Issuance of common stock, net of net settlements, Value	29,522			29,518
Issuance of common stock, net of net settlements, Shares			$ 4
Deconsolidation of joint venture	662							662
Balance at Dec. 31, 2009	377,759			517,940				(1,879)		(138,333)
Balance, Par Value at Dec. 31, 2009			$ 31
Net (loss) income	(11,675)									(11,675)	(11,675)
Other comprehensive income (loss)	1,067							1,067			1,067
Total comprehensive (loss) income	(10,608)										(10,608)
Attributable to noncontrolling interests	209							(23)		232	209
Total comprehensive income attributable to common shareholders	(10,399)										(10,399)
Dividends paid to common shareholders	(28,797)									(28,797)
Acquisition of partnership units	(1)			(1)
Shares issued in exchange for Operating Partnership units	55			55
Restricted stock expense	3,465			3,465
Exercise of stock options	44			44
Stock option and employee stock purchase plan expense	270			270
Issuance of common stock, net of net settlements, Value	275,891			275,872
Issuance of common stock, net of net settlements, Shares			$ 19
Adjustment of Operating Partnership units to fair value	(3,594)			(3,594)
Noncontrolling interest in consolidated joint venture, at acquisition	3,079								3,079
Issuance of preferred stock	480
Loss attributable to noncontrolling interest in consolidated joint venture	(2)								(2)
Deconsolidation of joint venture	290							290
Balance at Dec. 31, 2010	618,060			794,051				(545)	3,077	(178,573)
Balance, Par Value at Dec. 31, 2010	$ 0.001		$ 50
Net (loss) income	(8,752)									(8,752)	(8,752)
Other comprehensive income (loss)	(5,569)							(5,569)			(5,569)
Total comprehensive (loss) income	(14,321)										(14,321)
Attributable to noncontrolling interests	954							266		688	954
Total comprehensive income attributable to common shareholders	(13,367)										(13,367)
Dividends paid to common shareholders	(40,022)									(40,022)
Shares issued in exchange for Operating Partnership units	19			19
Restricted stock expense	2,254			2,254
Exercise of stock options	96			96
Stock option and employee stock purchase plan expense	331			331
Issuance of common stock, net of net settlements, Value		110,997	3,152		(4,003)		115,000
Adjustment of Operating Partnership units to fair value	2,270			2,270
Noncontrolling interest in consolidated joint venture, at acquisition	1,153								1,153
Issuance of preferred stock	255
Dividends on preferred shares	(8,467)									(8,467)
Loss attributable to noncontrolling interest in consolidated joint venture	15								15
Balance at Dec. 31, 2011	$ 676,491			$ 798,170		$ 115,000		$ (5,848)	$ 4,245	$ (235,126)
Balance, Par Value at Dec. 31, 2011	$ 0.001		$ 50